Average Annual Total Returns - VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US Multi-Factor Minimum Volatility ETF 1 Year	VictoryShares US Multi-Factor Minimum Volatility ETF Life of Fund		VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions 1 Year	VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions Life of Fund		VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund		Nasdaq Victory US Multi-Factor Minimum Volatility Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Multi-Factor Minimum Volatility Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	26.20%	14.21%	[1]	25.54%	13.51%	[1]	15.88%	10.90%	[1]	31.49%	14.05%	[1]	26.68%	14.63%	[1]

[1]	Inception date is June 22, 2017.